PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－7 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

At cost
Motor vehicles	2,577	2,723
Office equipment, and furniture and fittings	1,736	1,754

	4,313	4,477
Less: accumulated depreciation	(2,472)	(2,660)

Property and equipment, net	1,841	1,817

Depreciation expense for the six months ended June 30, 2024 and 2023 were approximately $0.6 million and approximately $0.9 million, respectively.

Property and equipment under finance leasing arrangement classified under motor vehicle as of June 30, 2024 and December 31, 2023 amounted to approximately $0.6 million and approximately $0.6 million, respectively. Details of such leased assets are disclosed in Note 10.

NOTE－7 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2023	2022	2021
	$’000	$’000	$’000

At cost:
Leasehold buildings	-	8,089	8,212
Motor vehicles	2,723	1,938	1,976
Office equipment, and furniture and fittings	1,754	3,032	2,917

	4,477	13,059	13,105
Less: accumulated depreciation	(2,660)	(5,841)	(5,385)

Property and equipment, net	1,817	7,218	7,720

Depreciation expense for the financial years ended December 31, 2023, 2022 and 2021were remained at approximately $0.9 million, $0.8 million and $0.8 million, respectively.

Property and equipment under finance leasing arrangement classified under motor vehicle as of December 31, 2023 and 2022 amounted to approximately $0.6 million and approximately $0.1 million, respectively. Details of such leased assets are disclosed in Note 10.

Right-of-use assets under operating leasing arrangements classified under leasehold building as of December 31, 2023 and 2022 amounted to approximately $1.6 million and approximately $1.5 million and, respectively. Details of such leased assets are disclosed in Note 10.